Fair value measurement - Significant unobservable inputs (Details) - Recurring - Level 3 of fair value hierarchy - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in fair value measurement, liabilities [abstract]
Fair value beginning balance.	$ 20,311,000	$ 24,952,000	$ (5,838,000)
Changes in fair value through profit or loss	(48,847,000)	(8,502,000)	25,967,000
Payments	2,533,000	3,861,000	4,823,000
Fair value ending balance	(26,003,000)	20,311,000	24,952,000
Derivatives
Reconciliation of changes in fair value measurement, liabilities [abstract]
Fair value beginning balance.	23,649,000	26,684,000
Changes in fair value through profit or loss	(46,516,000)	(3,035,000)	26,684,000
Fair value ending balance	(22,867,000)	23,649,000	26,684,000
Contingent consideration [member]
Reconciliation of changes in fair value measurement, liabilities [abstract]
Fair value beginning balance.	(3,338,000)	(1,732,000)	(5,838,000)
Changes in fair value through profit or loss	(2,331,000)	(5,467,000)	(717,000)
Payments	2,533,000	3,861,000	4,823,000
Fair value ending balance	$ (3,136,000)	$ (3,338,000)	$ (1,732,000)